Trade and other payables (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	$ 514,887,185	$ 434,974,163
Trade and other payables, Non-current	45,275	88,596
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	423,583,701	361,637,804
Trade and other payables, Non-current	45,275	88,596
Trade An Other Current Payables [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	423,583,701	361,637,804
Trade and other payables, Non-current	45,275	88,596
Withholdings Payable [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	91,303,484	73,336,359
Trade and other payables, Non-current
Trade Accounts Payable Withholdings [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	91,303,484	73,336,359
Trade and other payables, Non-current
Total Trade An Other Current Payables [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	514,887,185	434,974,163
Trade and other payables, Non-current	$ 45,275	$ 88,596